SEGMENT INFORMATION (Segment reporting information, by segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Operating income	$ 2,699,519	$ 5,271,136	$ 1,079,473
Cost of sales	12,487,282	9,895,070	7,099,923
Financial income (expense), net	(98,541)	56,547	19,554
Equity in earnings of non-consolidated companies	37,114	400,732	57,555
Income before income tax expense - IFRS	2,666,500	5,764,330	1,159,359
Net sales	16,414,466	16,090,744	8,735,435
Ternium
Disclosure of operating segments [line items]
Operating income	2,571,165	4,415,791	1,149,249
Financial income (expense), net	(70,133)	92,462	22,331
Equity in earnings of non-consolidated companies	37,114	400,732	57,555
Income before income tax expense - IFRS	2,666,500	5,764,330	1,159,359
Depreciation and amortization	(616,492)	(591,790)	(631,051)
Ternium | External Customers
Disclosure of operating segments [line items]
Net sales	16,414,466	16,090,744	8,735,435
Ternium | Other Operating Segments Of The Same Entity
Disclosure of operating segments [line items]
Net sales	0	0	0
Ternium | Inter-segment eliminations
Disclosure of operating segments [line items]
Operating income	10,500	1,586	689
Depreciation and amortization	0	0	0
Ternium | Inter-segment eliminations | External Customers
Disclosure of operating segments [line items]
Net sales	0	0	0
Ternium | Inter-segment eliminations | Other Operating Segments Of The Same Entity
Disclosure of operating segments [line items]
Net sales	(410,636)	(478,559)	(334,619)
Ternium | Reconciling items
Disclosure of operating segments [line items]
Cost of sales	128,354	855,345	(69,776)
Ternium | Steel | Operating segments
Disclosure of operating segments [line items]
Operating income	2,556,949	4,210,135	1,046,623
Depreciation and amortization	(523,818)	(528,144)	(580,807)
Ternium | Steel | Operating segments | External Customers
Disclosure of operating segments [line items]
Net sales	16,414,334	16,043,033	8,679,513
Ternium | Steel | Operating segments | Other Operating Segments Of The Same Entity
Disclosure of operating segments [line items]
Net sales
Ternium | Mining | Operating segments
Disclosure of operating segments [line items]
Operating income	3,716	204,070	101,937
Depreciation and amortization	(92,674)	(63,646)	(50,244)
Ternium | Mining | Operating segments | External Customers
Disclosure of operating segments [line items]
Net sales	132	47,711	55,922
Ternium | Mining | Operating segments | Other Operating Segments Of The Same Entity
Disclosure of operating segments [line items]
Net sales	$ 410,636	$ 478,559	$ 334,619